Long-Term Debt - 2016 Funding Commitment (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($) position	Apr. 30, 2016 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 15, 2021	May 31, 2018 USD ($)
Debt Instrument [Line Items]
Proceeds from long-term debt				$ 0	$ 15,928	$ 0
Interest rate							4.00%
Outstanding loan balance				11,000
DECD Loan Agreement
Debt Instrument [Line Items]
Proceeds from long-term debt			$ 5,000
Total funding commitment		$ 15,500	$ 9,500					$ 9,500
Term		10 years	10 years
Interest rate		2.00%	2.00%
Principal loan forgiveness		$ 12,300
Outstanding loan balance				$ 11,000	$ 11,000
DECD Loan Agreement | Phase 1
Debt Instrument [Line Items]
Proceeds from long-term debt	$ 5,000
Principal loan forgiveness		$ 4,500
Principal loan forgiveness, number of positions created and maintained over 24-month period | position		35,000,000
Principal loan forgiveness, average compensation for positions created over 24-month period		$ 70,000
Job creation and retention milestone period		24 months
DECD Loan Agreement | Phase 2
Debt Instrument [Line Items]
Proceeds from long-term debt	4,500
Principal loan forgiveness		$ 2,800
Principal loan forgiveness, average compensation for positions created over 24-month period		$ 83,000
Job creation and retention milestone period		24 months
Principal loan forgiveness, number of positions created over 24-month period | position		228,000,000
Principal loan forgiveness, number of positions maintained over 24-month period | position		269,000,000
DECD Loan Agreement | Phase 3
Debt Instrument [Line Items]
Proceeds from long-term debt	$ 6,000
Principal loan forgiveness		$ 3,000
Principal loan forgiveness, average compensation for positions created over 24-month period		$ 83,000
Job creation and retention milestone period		24 months
Principal loan forgiveness, number of positions created over 24-month period | position		181,000,000
Principal loan forgiveness, number of positions maintained over 24-month period | position		450,000,000
DECD Loan Agreement | Phase 4
Debt Instrument [Line Items]
Principal loan forgiveness		$ 2,000
Principal loan forgiveness, average compensation for positions created over 24-month period		$ 83,000
Job creation and retention milestone period		24 months
Principal loan forgiveness, number of positions created over 24-month period | position		103
Principal loan forgiveness, number of positions maintained over 24-month period | position		553